CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,712,185	$ 2,505,179	$ 985,004
Accounts receivable, net	24,452,857	18,974,612	5,921,872
Accounts receivable - related party	0	28,289	565,170
Due from factor	0	203,351	0
Advance to suppliers	1,614,369	349,767	326,010
Inventories	2,778,627	1,848,081	1,017,704
Prepaid expenses and other receivable	202,350	113,853	126,394
Deferred tax asset	156,208	156,974	115,237
Total Current Assets	30,916,596	24,180,106	9,057,391
Noncurrent Assets
Heritage and cultural assets	127,873	128,687
Plant, property and equipment, net	8,594,748	8,721,186	8,192,937
Construction in progress	2,319,560	91,466	75,498
Construction deposit	796,241	634,830
Lease deposit	27,652
Goodwill	218,606	218,606
Intangible assets, net	1,220,310	724,465	471,812
Deferred tax asset, net	187,782	118,144
Total Noncurrent Assets	13,492,772	10,637,384	8,740,247
Total Assets	44,409,368	34,817,490	17,797,638
Current Liabilities
Accounts payable	5,081,639	6,758,058	1,160,634
Line of credit	4,535,745
Advance from customers	77,608	91,021	25,016
Accrued liabilities and other payables	925,930	834,128	1,065,421
Taxes payable	863,740	198,984	197,785
Due to related party		0	197,776
Total Current Liabilities	11,484,662	7,882,191	2,646,632
Noncurrent Liabilities
Deferred rent payable	54,122	58,949	43,169
Deferred tax liability, net			1,274
Income tax payable	4,407,302	4,016,266	2,368,795
Total Noncurrent Liabilities	4,461,424	4,075,215	2,413,238
Total Liabilities	15,946,086	11,957,406	5,059,870
Contingencies and Commitments	0	0	0
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 18,536,567 and 17,898,267 and 9,685,000 shares issued and outstanding as of September 30, 2012, December 31, 2011 and 2010, respectively	18,537	17,898	9,685
Additional paid-in capital	19,107,845	17,074,535	10,902,815
Subscription receivable	(1,950,000)	(1,950,000)
Statutory reserves	6,241	6,241	6,241
Accumulated other comprehensive income	2,060,707	2,138,974	1,611,756
Retained earnings	9,219,952	5,572,436	207,271
Total Stockholders' Equity	28,463,282	22,860,084	12,737,768
Total Liabilities and Stockholders' Equity	$ 44,409,368	$ 34,817,490	$ 17,797,638